Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

As required by the SEC’s pay versus performance rules (“PVP Rules”), the below Pay Versus Performance table (“PVP Table”) provides information about compensation for this Proxy Statement’s NEOs, as well as certain prior years’ NEOs. The PVP Rules require disclosure from this year’s Proxy Statement and each of our preceding three years of proxy statements (each of 2020, 2021, 2022, and 2023, a “Covered Year”). The PVP Table also provides information about the results for certain financial performance measures during those same Covered Years. In reviewing this information, there are a few important things to consider:

•	The information in columns (b) and (d) comes directly from this and prior year’s Summary Compensation Tables, without adjustment;
•	As required by the PVP Rules, we describe the information in columns (c) and (e) as “compensation actually paid” (or “CAP”) to the applicable NEOs, but these CAP amounts do not entirely reflect compensation that our NEOs actually earned for their service in the Covered Years. Instead, CAP reflects a calculation involving a combination of realized pay and realizable or accrued pay;
•	The PVP Rules require that we use a peer group or index for purposes of total shareholder return (“TSR”) comparisons, and we have continued to use the S&P 400 Industrials index (the “PVP Peer Index”) for this purpose; and
•	As required by the PVP Rules, we provide information about our PVP Peer Index TSR results and U.S. GAAP net income results (collectively, the “External Measures”) during the Covered Years in the PVP Table, but we did not base any compensation decisions for the NEOs on, or link any NEO pay to, these particular External Measures.

Pursuant to the PVP Rules, the Company is required to designate one financial metric as the “Company-Selected Measure,” or the most important financial measure that demonstrates how the Company sought to link 2023 executive pay to performance. For 2023, the Company has again selected adjusted EPS, as it did for 2022. However, the Company believes that all of the metrics designated in the chart under “Most Important Financial Performance Measures” section on page 77 are important drivers of Company performance that are designed to link executive pay to performance.

Pay Versus Performance (1)

					Value of initial fixed $100 Investment based on:
Year	Summary Compensation Table ("SCT") Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Total for Non- PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	PVP Peer Index Total Shareholder Return	Net Income	Adjusted EPS
(a)	(b)	(c)(2)	(d)	(e)(2)	(f )(3)	(g)(3)	(h)(4)	(i)(5)
2023	$10,778,409	$13,340,698	$3,232,577	$3,862,463	$153	$174	$394	$7.05
2022	$8,237,530	$12,315,153	$2,289,681	$3,076,448	$133	$132	$407	$6.02
2021	$9,665,330	$4,260,457	$1,968,075	$1,224,728	$128	$150	$369	$4.72
2020	$11,264,263	$15,459,072	$2,576,293	$3,260,353	$140	$116	$285	$4.10

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Richard G. Kyle was our principal executive officer (“PEO”) for each of the Covered Years. In this disclosure, we refer to our NEOs other than Mr. Kyle in any Covered Year as our “Other NEOs” or our “Non-PEO NEOs.” Christopher A. Coughlin, Philip D. Fracassa and Andreas Roellgen were “Other NEOs” for each of the Covered Years. In addition, Hansal N. Patel was an “Other NEO” for 2023, 2022 and 2021, Ronald J. Myers was an “Other NEO” for 2021 and 2020, and Hans Landin was an “Other NEO” for 2022.
Peer Group Issuers, Footnote [Text Block]	The PVP Rules require that we use a peer group or index for purposes of total shareholder return (“TSR”) comparisons, and we have continued to use the S&P 400 Industrials index (the “PVP Peer Index”) for this purpose;
Adjustment To PEO Compensation, Footnote [Text Block]

Item and Value Added (or Deducted)	2023	2022	2021	2020
For Mr. Kyle:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	($1,204,364)	$0	($2,674,337)	($4,448,000)
+ service cost of pension benefits, as calculated for Covered Year	$0	$0	$53,321	$872,557
+ prior service cost of pension benefits, as calculated for Covered Year	N/A	N/A	N/A	N/A
- SCT “Stock Awards” column value	($5,982,334)	($4,876,769)	($4,422,240)	($4,421,376)
- SCT “Option Awards” column value	N/A	N/A	N/A	N/A
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	$9,748,987	$8,954,392	$1,638,383	$12,191,628
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	$7,438,418	$7,260,305	$3,978,892	$5,830,701
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	$1,057,923	$1,468,606	($1,565,525)	$4,965,371
+ the vesting date fair value of equity awards granted and vested in the Covered Year	$0	$0	$0	$0
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	$1,252,645	$225,480	($774,984)	$1,395,557
- the prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	$0	$0	$0	$0
+ dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	$0	$0	$0	$0
Total:	$2,562,289	$4,077,623	($5,404,873)	$4,194,809

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

For the Other NEOs (on Average):
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	($190,185)	$0	($277,922)	($840,500)
+ service cost of pension benefits, as calculated for Covered Year	$2,043	$7,436	$17,114	$23,144
+ prior service cost of pension benefits, as calculated for Covered Year	N/A	N/A	N/A	N/A
- SCT “Stock Awards” column value	($1,706,280)	($1,077,573)	($868,388)	($949,966)
- SCT “Option Awards” column value	N/A	N/A	N/A	N/A
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	$2,524,308	$1,856,904	$385,849	$2,451,383
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	$2,035,626	$1,555,912	$781,349	$1,255,379
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	$227,637	$277,332	($271,499)	$942,616
+ the vesting date fair value of equity awards granted and vested in the Covered Year	$0	$0	$0	$0
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	$261,046	$23,660	($124,001)	$253,388
- the prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	$0	$0	$0	$0
+ dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	$0	$0	$0	$0
Total:	$629,887	$786,767	($743,347)	$684,060

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The PVP Rules require that comparisons be made between certain columns in the PVP Table. Such comparisons can be made graphically without further description, and we have done so below. In accordance with that approach, the following charts show the relationships between our cumulative TSR, the cumulative TSR for the PVP Peer Index reflected in the PVP Table above, and Mr. Kyle’s CAP or Other NEO CAP, as applicable.

Compensation Actually Paid vs. Net Income [Text Block]	The following charts show the relationships between GAAP net income and Mr. Kyle’s CAP or Other NEO CAP, as applicable.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Lastly, the following charts show the relationships between adjusted EPS and Mr. Kyle’s CAP or Other NEO CAP, as applicable.
Tabular List [Table Text Block]

Most Important Financial Performance Measures

The following table provides what we believe are the most important financial performance measures (including adjusted EPS) we used to link executive pay for our PEO and Other NEOs for 2023 to our performance:

Performance Measure	Type of Performance Measure
Adjusted EPS	Financial
Adjusted EBITDA	Financial
Adjusted EBITDA Margin	Financial
Free Cash Flow	Financial
Adjusted Return on Invested Capital	Financial
Relative TSR	Financial

Total Shareholder Return Amount	$ 153	$ 133	$ 128	$ 140
Peer Group Total Shareholder Return Amount	174	132	150	116
Net Income (Loss) Attributable to Parent	$ 394	$ 407	$ 369	$ 285
Company Selected Measure Amount	7.05	6.02	4.72	4.10
PEO Name	Richard G. Kyle
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	For purposes of this pay versus performance disclosure, adjusted EPS is calculated based on the Company’s adjusted earnings per share as used for external reporting purposes for the Covered Year (net of taxes), further adjusted to exclude the effect of material changes in accounting principles, methods, and/or significant changes in tax law that are not reflected in externally reported diluted earnings per share. See Appendix A for a reconciliation of adjusted EPS as used for external reporting to its most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Invested Capital
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Change in actuarial present value of pension benefits, as reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (190,185)	$ 0	$ (277,922)	$ (840,500)
Service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,043	7,436	17,114	23,144
Prior service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,706,280)	(1,077,573)	(868,388)	(949,966)
SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Adjusted amount for applicable stock/option awards, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,524,308	1,856,904	385,849	2,451,383
The Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,035,626	1,555,912	781,349	1,255,379
The change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	227,637	277,332	(271,499)	942,616
The vesting date fair value of equity awards granted and vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
The change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	261,046	23,660	(124,001)	253,388
The prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Dividends/earnings paid or accrued on equity awards during or for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Richard G. Kyle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	10,778,409	8,237,530	9,665,330	11,264,263
PEO Actually Paid Compensation Amount	13,340,698	12,315,153	4,260,457	15,459,072
Adjustment to Compensation Amount	2,562,289	4,077,623	(5,404,873)	4,194,809
Richard G. Kyle [Member] | Change in actuarial present value of pension benefits, as reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,204,364)	0	(2,674,337)	(4,448,000)
Richard G. Kyle [Member] | Service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	53,321	872,557
Richard G. Kyle [Member] | Prior service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard G. Kyle [Member] | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,982,334)	(4,876,769)	(4,422,240)	(4,421,376)
Richard G. Kyle [Member] | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard G. Kyle [Member] | Adjusted amount for applicable stock/option awards, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,748,987	8,954,392	1,638,383	12,191,628
Richard G. Kyle [Member] | The Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,438,418	7,260,305	3,978,892	5,830,701
Richard G. Kyle [Member] | The change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,057,923	1,468,606	(1,565,525)	4,965,371
Richard G. Kyle [Member] | The vesting date fair value of equity awards granted and vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Richard G. Kyle [Member] | The change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,252,645	225,480	(774,984)	1,395,557
Richard G. Kyle [Member] | The prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Richard G. Kyle [Member] | Dividends/earnings paid or accrued on equity awards during or for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	3,232,577	2,289,681	1,968,075	2,576,293
Non-PEO NEO Average Compensation Actually Paid Amount	3,862,463	3,076,448	1,224,728	3,260,353
Adjustment to Compensation Amount	$ 629,887	$ 786,767	$ (743,347)	$ 684,060